Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	S/ 53,571	S/ 72,723
Trade and other receivables, net	146,674	131,168
Income tax prepayments	24,857	7,736
Inventories	707,143	773,997
Prepayments	17,503	6,872
Total current assets	949,748	992,496
Non-current assets
Trade and other receivables, net	28,450	43,224
Financial investments designated at fair value through other comprehensive income	163	239
Property, plant and equipment, net	2,005,714	2,031,139
Intangible assets, net	62,800	63,596
Goodwill	4,459	4,459
Deferred income tax assets	34,994	21,816
Right of use assets	16,988	9,023
Other assets	50	51
Total non-current assets	2,153,618	2,173,547
Total assets	3,103,366	3,166,043
Current liabilities
Trade and other payables	283,907	242,051
Financial obligations	532,346	458,346
Lease liabilities	4,879	2,958
Income tax payable	3,784	17,937
Provisions	47,689	44,263
Total current liabilities	872,605	765,555
Non-current liabilities
Financial obligations	879,809	1,034,845
Lease liabilities	11,350	6,462
Provisions	29,005	28,146
Deferred income tax liabilities	119,232	117,937
Total non-current liabilities	1,039,396	1,187,390
Total liabilities	1,912,001	1,952,945
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares held in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,636
Other accumulated comprehensive loss	(16,966)	(16,551)
Retained earnings	264,027	285,345
Total equity	1,191,365	1,213,098
Total liabilities and equity	S/ 3,103,366	S/ 3,166,043